BORROWED FUNDS	12 Months Ended
Dec. 31, 2013
BORROWED FUNDS [Abstract]
BORROWED FUNDS

NOTE 11: BORROWED FUNDS

The composition of borrowings (excluding junior subordinated debentures) at December 31 is as follows:

(In thousands)	2013	2012
Short-term:
FHLB Advances	$24,000	$9,000
Long-term:
FHLB advances	$16,000	$20,000
ESOP loan payable	853	964
Citigroup Repurchase agreements	-	5,000
Total long-term borrowings	$16,853	$25,964

Terms of the ESOP loan payable, which is based on a variable rate, are detailed in Note 14.

The principal balances, interest rates and maturities of the remaining borrowings, all of which are at a fixed rate, at December 31, 2013 are as follows:

Term	Principal	Rates
(Dollars in thousands)
Advances with FHLB
due within 1 year	5,000	2.85% - 3.07%
due within 2 years	2,000	2.79%
due within 3 years	3,000	2.12%
due within 4 years	4,000	1.36% - 2.56%
due within 10 years	2,000	2.55%
Total advances with FHLB	$16,000
Total long-term fixed rate borrowings	$16,000

At December 31, 2013, scheduled repayments of long-term debt are as follows (in thousands):

2014	$5,110
2015	2,110
2016	3,110
2017	4,110
2018	110
Thereafter	2,303
$16,853

The Company has access to Federal Home Loan Bank advances, under which it can borrow at various terms and interest rates. Residential mortgage loans with a carrying value of $114.8 million and FHLB stock with a carrying value of $2.4 million have been pledged by the Company under a blanket collateral agreement to secure the Company’s borrowings at December 31, 2013. The total outstanding indebtedness under borrowing facilities with the FHLB cannot exceed the total value of the assets pledged under the blanket collateral agreement. The Company has a $21.6 million line of credit available at December 31, 2013 with the Federal Reserve Bank of New York through its Discount Window and has pledged various corporate and municipal securities against the line. The Company has $13.4 million in lines of credit available with three other correspondent banks. $6.4 million of that line of credit is available on an unsecured basis and the remaining $7.0 million must be collateralized with marketable investment securities. Interest on the lines is determined at the time of borrowing.

The Company has a non-consolidated subsidiary trust, Pathfinder Statutory Trust II, of which the Company owns 100% of the common equity. The Trust issued $5,000,000 of 30 year floating rate Company-obligated pooled capital securities of Pathfinder Statutory Trust II. The Company borrowed the proceeds of the capital securities from its subsidiary by issuing floating rate junior subordinated deferrable interest debentures having substantially similar terms. The capital securities mature in 2037 and are treated as Tier 1 capital by the Federal Deposit Insurance Corporation and the Federal Reserve Board (“FRB”). The capital securities of the trust are a pooled trust preferred fund of Preferred Term Securities VI, Ltd. and are tied to the 3-month LIBOR (25 basis points) plus 1.65% for a total of 1.90% at December 31, 2013 with a five-year call provision. The Company guarantees all of these securities.

The Company's equity interest in the trust subsidiary of $155,000 is reported in "Other assets". For regulatory reporting purposes, the Federal Reserve has indicated that the preferred securities will continue to qualify as Tier 1 Capital subject to previously specified limitations, until further notice. If regulators make a determination that Trust Preferred Securities can no longer be considered in regulatory capital, the securities become callable and the Company may redeem them.